As filed  with the U.S.  Securities  and
                                        Exchange Commission on October 16, 1998.

                                                              File No.  33-78960
                                        UNITED STATES         File No.  811-8510

                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
         Pre-Effective Amendment No.

         Post Effective Amendment No.   9               [x]
                                         -------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    12                            [x]
                           ---------

                       Matthews International Funds
                   (Exact name of Registrant as Specified in Charter)
655 Montgomery Street
Suite 1438
San Francisco, CA 94111
(Address of Principal Executive Offices)                             (Zip Code)

Registrant's Telephone Number, including Area Code                 415-788-7553

                                                G. Paul Matthews, President
                                 Matthews International Capital Management, LLC
                                         655 Montgomery Street, Suite 1438
                                          San Francisco, California 94111
                                       (Name and Address of Agent for Service)

COPIES TO:

        Kelvin K. Leung, Esq.                   Coleen Downs Dinneen, Esq.
  Paul, Hastings, Janofsky &Walker LLP  First Data Investor Services Group, Inc.
         345 California Street                         53 State Street
     San Francisco, CA 94194-2635                      Mail Stop:  BOS865
                                                       Boston, MA 02109

                          Approximate date of proposed public
                          offering:  It is  proposed  that this
                          filing become effective:



[ ]        immediately upon filing pursuant to Paragraph (b) of Rule 485.
[ ]        on      (date)   , pursuant to Paragraph (b).
[ ]        60 days after filing pursuant to paragraph (a).
[ ]        on     (date)      pursuant to paragraph (a) of Rule 485.
[x]        75 days after filing pursuant to paragraph (a)(ii).
[ ]        on    (date)   pursuant to paragraph (a)(ii) of rule 485.

         If appropriate, check the following box:
              [ ] this post-effective amendment designates a new effective date for previously filed post-effective amendment.



         The Registrant will file its Rule 24f-2 Notice for its fiscal year ended August 31, 1998 on or before November 30, 1998.

         THE PURPOSE OF FILING POST EFFECTIVE AMENDMENT NO. 9 IS TO ADD A NEW SERIES TO THE TRUST, MATTHEWS JAPAN FUND. THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN GROWTH AND INCOME FUND (FORMERLY MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND), MATTHEWS KOREA FUND AND MATTHEWS DRAGON CENTURY CHINA FUND ARE INCORPORATED BY REFERENCE TO REGISTRANT'S SUBMISSION PURSUANT TO RULE 497(C) UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 8, 1998.



                                                  MATTHEWS INTERNATIONAL FUNDS
                                                          Matthews Japan Fund
                                     Cross Reference Sheet Pursuant to Rule 495a

                                Part A -- INFORMATION REQUIRED IN A PROSPECTUS

         Form N-1A Item                                                Caption in Prospectus

         1.   Cover Page                                               Not Titled

         2.   Synopsis                                                 Prospectus Summary

         3.   Condensed Financial Information                          Not Applicable

         4.   General Description of Registrant                        Investment Objective; Investment Policies and
                                                                       Risks; Investment Strategies and Risks;  Risk
                                                                       Factors

         5.   Management of the Fund                                   Management of the Fund

         5A. Management's Discussion of Fund Performance               Contained in the Annual Report of Registrant

         6.   Capital Stock and Other Securities                       Net Asset Value; Dividends and Taxes; General
                                   Information

         7.   Purchase of Securities Being Offered                     Purchase of Shares; Shareholder Services

         8.   Redemption or Repurchase                                 Redemption of Shares and Redemption Fee

         9.   Pending Legal Proceedings                                Not Applicable




                                           Part B -- INFORMATION REQUIRED IN A STATEMENT OF
                                                        ADDITIONAL INFORMATION:


         Form N-1A Item                                                Caption in SAI

         10.  Cover Page                                               Not Titled

         11.  Table of Contents                                        Table of Contents

         12.  General Information and History                          The Fund

         13.  Investment Objective and Policies                        Investment Policies and Techniques; Investment
                                  Restrictions

         14.  Management of the Fund                                   Trustees and Officers

         15.  Control Persons and Principal Holders of                 Not Applicable
              Securities

         16.  Investment Advisory and Other          Services          Investment Advisory and Other Services

         17.  Brokerage Allocation                                     Portfolio Transactions and Brokerage

         18.  Capital Stock and Other Securities                       Other Information

         19.  Purchase, Redemption and Pricing of Securities           Covered in Part A; Determination of Net Asset Value
              Being Offered

         20.  Tax Status                                               Taxes

         21.  Underwriter                                              The Underwriter

         22.  Calculations of Performance Data                         Performance Information

         23.  Financial Statements                                     Not Applicable




                                                    MATTHEWS INTERNATIONAL FUNDS
                                               655 Montgomery Street, Suite 1438
                                                        San Francisco, CA 94111

                                                          MATTHEWS JAPAN FUND

                                                            CLASS I SHARES

                                                              PROSPECTUS
                                                           December 31, 1998



Matthews International Funds (the "Company") is an open-end investment management company which currently consists of five separate investment series designed to offer investors a variety of investment opportunities. Each series has distinct investment objectives and policies. This Prospectus pertains only to Class I shares of Matthews Japan Fund (the "Fund").

The Company is organized as a Delaware business trust. Matthews International Capital Management, LLC (the "Advisor") serves as the investment advisor to the Fund and manages the investments of the Fund according to the investment objective of the Fund.

Matthews Japan Fund seeks long-term capital appreciation through investment primarily in equity securities of Japanese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Japanese companies. Equity securities include common stocks, preferred stocks, warrants, securities convertible into common or preferred stock and depositary receipts.

Class I shares of the Fund may be purchased directly from the Fund without any sales charge although the Advisor and other institutions may charge their customers a fee for services provided in connection with their investments.

     A redemption fee of 2% will be imposed on redemptions made within ninety days of purchase, the proceeds of which will be retained by the Fund.

The minimum initial investment for the Fund is $2,500. Subsequent investments will be accepted in minimum amounts of $250. The minimum initial investment for IRAs, 401(k), 403(b)(7) plans and other retirement plans is $500. Subsequent investment for any retirement plan is $50.

     The Fund's principal Underwriter is First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westboro, Massachusetts 01581-5108.

This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Investors should read and retain this Prospectus for future reference. Additional Information about the Fund is contained in the Statement of Additional Information dated December 31, 1998, which has been filed with the Securities and Exchange Commission and is available upon request without charge by contacting First Data Investor Services Group, Inc. ("Investor Services Group"), at 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 or by calling (800) 892-0382. The Statement of Additional Information is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                           TABLE OF CONTENTS

                                                                                                         Page
PROSPECTUS SUMMARY........................................................................................
EXPENSE INFORMATION.......................................................................................
INVESTMENT OBJECTIVES
         Matthews Japan Fund..............................................................................
INVESTMENT POLICIES AND RISKS
         [Specific to] Matthews Japan Fund................................................................
INVESTMENT STRATEGIES AND RISKS
         [Specific to] Matthews Japan Fund................................................................
RISK FACTORS
         [Specific to] Matthews Japan Fund................................................................
MANAGEMENT OF THE FUND....................................................................................
ADMINISTRATION OF THE FUND................................................................................
PURCHASE OF SHARES........................................................................................
EXCHANGE OF SHARES........................................................................................
REDEMPTION OF SHARES and REDEMPTION FEE...................................................................
SHAREHOLDER SERVICES......................................................................................
NET ASSET VALUE...........................................................................................
DIVIDENDS AND TAXES.......................................................................................
PERFORMANCE INFORMATION...................................................................................
GENERAL INFORMATION.......................................................................................
APPENDIX..................................................................................................

THIS  PROSPECTUS IS NOT AN OFFERING OF THE  SECURITIES  HEREIN  DESCRIBED IN ANY
JURISDICTION  OR TO ANY PERSON TO WHOM IT IS UNLAWFUL  FOR THE FUND TO MAKE SUCH
AN OFFER OR SOLICITATION.  NO SALES  REPRESENTATIVE,  DEALER, OR OTHER PERSON IS
AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY  REPRESENTATION  OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.



                                                          PROSPECTUS SUMMARY

The Company
Matthews International Funds (the "Company") is an open-end investment management company organized as a business trust under the laws of the state of Delaware. The Company is organized to offer separate series of shares and is currently comprised of five separate series of shares. Although this Prospectus only pertains to Class I shares of Matthews Japan Fund, the Company also offers shares of Matthews Pacific Tiger Fund, Matthews Asian Growth and Income Fund, Matthews Korea Fund and Matthews Dragon Century China Fund. Additional series of the Company may be established from time to time at the discretion of the Board of Trustees of the Company.

Investment Objective
Matthews Japan Fund seeks long-term capital appreciation through investment primarily in equity securities of Japanese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Japanese companies. The Fund is designed primarily for long-term investment, and investors should not consider it a short-term trading vehicle. See "INVESTMENT OBJECTIVE," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

Risk Factors
     There is no assurance that the Fund will achieve its investment objective. Investing outside of the United States involves special risks, in addition to the risks which are inherent to all investments. See "RISK FACTORS."

Investment Management, Underwriter and Servicing Agents
Matthews International Capital Management, LLC (the "Advisor"), 655 Montgomery Street, Suite 1438, San Francisco, California 94111, a limited liability company and registered investment advisor, is the investment advisor for the Fund. The Advisor manages the investments of the Fund according to its investment objective. As of October 1, 1998, the Advisor had approximately $115 million under management or committed to management in various fiduciary or advisory capacities, primarily from private and institutional accounts. See "MANAGEMENT OF THE FUND." FDDI, 4400 Computer Drive, Westboro, Massachusetts 01581-5108 serves as the Fund's underwriter. The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the custodian of the Fund's assets. Investor Services Group, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Fund's administrator, transfer agent and fund accounting agent.

Purchase of Shares
The minimum initial investment for the Fund is $2,500 for all accounts. Subsequent investments will be accepted in minimum amounts of $250 for all accounts. Purchase of Class I shares do not impose any sales load nor bear any fees pursuant to a Rule 12b-1 Plan. The public offering price for shares of the Fund is the net asset value per share next determined after receipt of a purchase order at the transfer agent in proper form with accompanying check or bank wire arrangements. See "PURCHASE OF SHARES."

Redemption of Shares
Shares of the Fund may be redeemed at the net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. If any shares of the Fund are redeemed within ninety days of the purchase of those shares, the proceeds of that redemption will be subject to a redemption fee of 2.00%, which will be retained by the Fund. Signature guarantees may be required for certain redemption requests. See "Redemption Fee" under "REDEMPTION OF SHARES."

Dividends
The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. Distributions of net capital gains, if any, will be made annually. All distributions are reinvested at net asset value, in additional full and fractional shares of the Fund unless the shareholder notifies the transfer agent in writing requesting payments in cash. The Fund intends to declare and pay dividends annually. See "DIVIDENDS AND TAXES."



                                                          EXPENSE INFORMATION

Shareholder Transaction Expenses for the Fund:

Maximum Sales Load Imposed on Purchases (as a percentage of offering price) ..............................   0.00%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)....................   0.00%
Contingent Deferred Sales Charge (as a percentage of original purchase price).............................   0.00%
Redemption Fee (as a percentage of amount redeemed).......................................................   2.00%*

* The Redemption Fee of 2.00% applies only to those shares redeemed within ninety days of purchase. See "Redemption Fee" under the heading "REDEMPTION
     OF SHARES."

If you want to redeem shares by wire transfer, the Fund's transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

-------------------------------------------------------------------------------
[Estimated] Annual Fund Operating Expenses as a Percentage of Average Net Assets for the fiscal year ending August 31, 1999:

                                                                           Estimated Other
                                                                            Expenses            Net Expense Ratio
                                             Management Fees  12b-1         After Expense       After Expense
Fund (1)                                                      Expenses      Reimbursement       Reimbursement(2)
--------                                                      --------      -------------       ----------------
Matthews Japan Fund -Class I                 1.00%            None          ____%               ____%

(1) [The ratios set forth above reflect the anticipated voluntary advisory fee waivers and/or expense reimbursements by the Advisor.]

(2) [The net expense limitation for Class I shares of the Fund will be __% for its first twelve months of operations.]

Absent fee waivers and/or expense reimbursements during the fiscal year ending August 31, 1999, the Fund's advisory fee, estimated other expenses, and net expense ratio would have been 1.00%, ____%, and ____%, respectively.

In subsequent years, overall operating expenses for the Fund may not fall below the applicable percentage limitation until the Advisor has been fully reimbursed for fees foregone or expenses it paid under the Advisory Agreement. The Fund will reimburse the Advisor in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

Example

Based on the level of [estimated] expenses listed above, the total expenses relating to an investment of $2,500 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions and redemption at the end of each time period.

Name of Fund                                     1 Year         3 Years
------------                                     ------         -------
Matthews Japan Fund -Class I                      $___            $___

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, the Fund's actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Fund may be greater or less than those shown.

p:\shared\clients\matthews\peas\peano.9\partc\partc.doc

                                                         INVESTMENT OBJECTIVE

The investment objective of the Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of the Fund. Unless otherwise stated in this Prospectus, the Fund's investment policies are not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Trustees of the Company without shareholder approval, the Fund intends to notify shareholders before making any material change to an investment policy or restriction. Fundamental objectives may not be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

Matthews Japan Fund seeks long-term capital appreciation through investment primarily in equity securities of Japanese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Japanese companies. These include securities of companies which
(i) are organized under the laws of Japan, (ii) regardless of where organized, derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed or have at least 50% of their assets located in Japan, (iii) have the primary trading market for their securities in Japan or (iv) are governmental entities, agencies or instrumentalities or other political subdivisions of Japan.

The remaining 35% of the Fund's total assets may be invested in equity and other securities of issuers located outside of Japan, including the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.

The Fund's investment objective and policies reflect the opinion of the Adviser that attractive investment opportunities result from Japan's role as an international economic power. Japan has the second largest economy and stock market in the world and is recognized as a major producer of electrical and electronic products and automobiles. Recently, the Japanese government has undertaken various regulatory initiatives and liberalized policies to enhance investor confidence in the economy. Because the underlying fundamentals for Japanese companies remain strong, increasing numbers of Japanese managers are adopting corporate policies to unleash shareholder value.

There can be no assurance that such liberalization or economic growth will continue to occur or that the Fund will be able to participate in and benefit from any future liberalization or economic growth.

                                                  INVESTMENT POLICIES AND RISKS
                                                 SPECIFIC TO MATTHEWS JAPAN FUND

The Advisor uses a multi-factor research approach when selecting investments for the Fund. In reviewing potential companies in which to invest, the Advisor considers  the company's  quality of  management,  plans for  long-term  growth, competitive position in the industry, future expansion plans and growth prospects, valuations compared with industry average, earnings track record and a debt/equity ratio less than the market average. In addition, the Advisor will visit companies in person to derive firsthand information for further evaluation. After evaluation of all factors, the Advisor attempts to identify those companies and industries that are best positioned and managed to take advantage of the varying economic factors.

Equity securities in which the Fund may invest include Japanese common stocks, preferred stocks (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stocks, warrants and rights, depositary receipts and equity interests in trusts, partnerships, joint ventures or similar enterprises.

The Fund may invest in equity and other securities of issuers located outside of Japan, including the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities. The Fund may invest in non-convertible debt securities provided that such securities are rated, at the time of investment, BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investor Service, Inc. ("Moody's") or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by the Advisor. Securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics. Non-convertible debt securities in which the Fund may invest include U.S. dollar or yen-denominated debt securities issued by the Japanese government or Japanese companies and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund may invest up to [5%] of its total assets in securities rated below investment grade (securities rated Baa or higher by Moody's or BBB or higher by S&P or, if unrated, are comparable in quality). Debt securities rated below investment grade, commonly referred to as junk bonds, have speculative characteristics that result in a greater risk of loss of principal and interest. See "Risks Associated with Lower Rated Securities" under the heading "RISK FACTORS."

The Fund may invest in convertible securities. Convertible securities are fixed-income securities such as corporate bonds, notes and preferred stocks that can be exchanged for stock and other securities (such as warrants) that also offer equity participation. Convertible securities are hybrid securities, combining the investment characteristics of both bonds and common stocks. Like a bond, a convertible security pays a pre-determined interest rate, but may be converted into common stock at a specific price or conversion rate. The investor has the right to initiate conversion into a specified quantity of the underlying stock at a stated price, within a stipulated period of time. Convertible securities are generally senior to common stock and junior to non-convertible debt. In addition to the convertible securities denominated in the currency of the issuer, the Fund may also invest in convertible securities which are denominated in another currency (i.e., U.S. dollars).

     [Many of the debt and convertible securities in which the Fund will invest are unrated by any rating agency and, therefore, there is no objective standard against which the Advisor may evaluate such securities. The Advisor seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Fund, the Advisor will assess the following factors: 1) potential for capital appreciation; 2) price of security relative to price of underlying stock, if a convertible security; 3) yield of security relative to yield of other fixed-income securities; 4) interest or dividend income; 5) call and/or put features; 6) creditworthiness; 7) price of security relative to price of other comparable securities; 8) size of issue; 9) currency of issue; and 10) impact of security on diversification of the portfolio.]

     The Fund may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. See "INVESTMENT STRATEGIES AND RISKS."

     The investment in securities of other investment companies by the Fund will be subject to limitations under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund may invest up to 10% of its assets in other investment companies. See "INVESTMENT STRATEGIES AND RISKS."

The Fund may write covered call options and purchase put and call options on securities to reduce overall risk. The Fund may also purchase put and call options on foreign currencies to hedge against movements in currency exchange rates. For the same purpose, the Fund may also purchase and sell foreign currency futures contracts and write covered call options on such contracts. Collectively, these securities may be referred to as "derivatives." Foreign investments which are not U.S. dollar denominated may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market. See "INVESTMENT STRATEGIES AND RISKS."

The  Advisor  intends  to be as fully  invested  in the  Japanese  economy as is practicable, in light of economic and market conditions and the Fund's cash needs. When, in the opinion of the Advisor, a temporary defensive position is warranted, the Fund is permitted to invest temporarily and without limitation in money market instruments of U.S. or foreign issuers or maintain a cash position. Such instruments include but are not limited to the following: obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; bank obligations, including bankers' acceptances, certificates of deposit, time deposits, and demand deposits. The Fund's investment objective may not be achieved at such times when a temporary defensive position is taken. Foreign investments which are not U.S. dollar denominated may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market.

The Fund may invest its assets in a broad spectrum of securities of Japanese industries which are believed to have attractive long-term growth potential. The Fund has the flexibility to invest in both large and small companies, as deemed appropriate by the Advisor. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general. In selecting industries and companies for investment, the Advisor considers overall growth prospects, competitive position in export markets, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, capital resources, government regulation, quality of management and other factors. After evaluation of all factors, the Advisor attempts to identify those companies and industries that are best positioned and managed to take advantage of the varying economic and political factors.

The Fund may invest up to 15% of its total assets in equity or debt securities for which there is no ready market. The Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and which can be expected to be sold immediately. The sale price of securities that are not readily marketable may be lower or higher than the Fund's most recent estimate of their fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities which are not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well-established companies.

[Under normal circumstances, the Advisor expects that the portfolio of the fund will be comprised of ___ to___ individual stocks in the Japanese economy. When purchasing portfolio securities for the Fund, the Advisor's philosophy is a buy and hold strategy versus buying for short-term trading.]

                                                 INVESTMENT STRATEGIES AND RISKS

Below are explanations and the associated risks of certain unique securities and investment techniques. Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objectives will be attained.

ADRs and EDRs
For many foreign securities, there are United States dollar denominated American Depositary Receipts ("ADRs"), which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in foreign issuer's stock however, the Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in European Depositary Receipts ("EDRs") which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

EDRs are not necessarily denominated in the currency of the underlying security. The Fund has no current intention to invest in unsponsored ADRs and EDRs.

IDRs
IDRs (International Depositary Receipts, also known as GDRs or Global Depositary Receipts) are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. IDRs can be convertible to ADRs in New York making them particularly useful for arbitrage between the markets. The Fund has no current intention to invest in unsponsored IDRs.

Borrowing
The Fund has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Fund's total assets less liabilities (other than borrowings). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Investment securities will not be purchased while the Fund has an outstanding borrowing that exceeds 5% of the Fund's net assets.

Foreign Currency Transactions
The Fund may engage in foreign currency transactions in connection with its investment in foreign securities but will not speculate in foreign currency exchange. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. This tends to limit potential gains however, that might result from a positive change in such currency relationships. The Fund may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed United States dollar amount where the Advisor believes that the United States dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the United States dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

The Fund may enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency provided that no more than 15% of the Fund's total assets would be required to purchase offsetting contracts.

Futures Contracts and Related Options
The Fund may invest in futures contracts and options on futures contracts, including index contracts or foreign currencies for hedging purposes or to maintain liquidity. The Fund may not purchase or sell a futures contract; however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intend to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund's position in a futures contract or option thereon, the Fund will create a segregated account of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

Options
The Fund may purchase and write put and call options on foreign or U.S. securities and indices and enter into related closing transactions. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer (the seller of the option) of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 10% of the Fund's total assets. The Fund will only write call options on a covered basis. The Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund's total return. The Fund may lose potential market appreciation, however, if the Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer (the seller of the option) at the exercise price during the option period and the writer of the option has the obligation to purchase the security from the purchaser of the option. The Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 10% of the Fund's total assets.

The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. The Fund will, at all times during which it holds a put option, own the security underlying such option. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

Risk Factors of Options, Futures and Forward Contracts
The primary risks associated with the use of futures contracts and options (commonly referred to as "derivatives") are: (i) imperfect correlation between the change in market value of the securities held by the Fund and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors. For a further discussion see "INVESTMENT POLICIES AND TECHNIQUES" in the Statement of Additional Information.

Illiquid Securities
The Fund will not invest more than 15% of the value of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. With respect to liquidity determinations generally, the Company's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A, are liquid or illiquid. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended, but that may be purchased by institutional buyers under SEC Rule 144A are subject to this 15% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act of 1933, as amended, for resales of certain securities to qualified institutional buyers.

Concentration in Japanese Securities
The Fund concentrates its investments in equity securities of Japanese companies. Consequently, the Fund's share value may be more volatile then that of mutual funds not sharing this geographic concentration. The value of the Fund's shares may vary in response to political and economic factors affecting companies in Japan. The Fund should not be considered a complete investment program, rather it may be used as a vehicle for diversification.

Securities in Japan are denominated and quoted in yen. Yen are fuly convertible and transferable based on floating exchange rates into all readily convertible currencies, without administrative or legal restrictions for both non-residents and residents of Japan. In determining the net asset value of shares of the Fund, assets or liabilities initially expressed in terms of Japanese yen will be translated into U.S. dollars at the current selling rate of Japanese yen against U.S. dollars. As a result, in the absence of a successful currency hedge, the value of the Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in the value of Japanese yen relative to the U.S. dollar.

The decline in the Japanese securities markets since 1989 has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting methods make it difficult to compare the earning of Japanese companies with those of companies in other countries, especially the United States.

Japan is largely dependent on foreign economies for raw materials. International trade is important to Japan's economy, as exports provide the means to pay for many of the raw materials it must import. Because of the concentration of the Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing therefrom, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom the trade imbalance is the greatest.

Portfolio Turnover Rate
The Advisor buys and sells securities for the Fund whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Fund will not exceed 100%. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. over 100%) will generally result in higher transaction costs to the Fund and also may result in a higher level of taxable gain for a shareholder.

Risks Associated with Lower Rated Securities
Securities rated below investment grade are subject to certain risks that may not be present with higher rated securities. The prices of fixed income securities generally increase as interest rates fall and decrease as interest rates rise. The prices of lower rated securities have been found to be less sensitive to interest rate changes however, than higher-rated investments and have been more sensitive to broad economic changes, changes in the equity markets and individual corporate developments. Thus, periods of economic uncertainty and change can be expected to result in increased volatility in the prices and yields of lower rated securities and thus in the Fund's net asset value.

Many lower-rated securities are not as liquid as higher grade securities of the same maturity and amount outstanding. The Fund's responsibility to value accurately and its ability to sell lower rated securities at the value placed on them by the Fund will be made more difficult to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and the judgment of the Company's Board of Trustees plays a greater role. Further, adverse publicity about either the economy or a particular issuer may adversely affect investor's perception of the value, and thus liquidity, of a lower rated security, whether or not such perceptions are based on a fundamental analysis.

Risks Associated with Foreign Securities
Investments by the Fund in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Fund. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the United States.

Risks Associated with Foreign Currency
The U.S. dollar market value of the Fund's investments and of dividends and interest earned by the Fund may be significantly affected by changes in currency exchange rates. The value of Fund assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Fund may attempt to manage currency exchange rate risks, there is no assurance that the Fund will do so at an appropriate time or that they will be able to predict exchange rates accurately. For example, if the Fund increases its exposure to a currency and that currency's price subsequently falls, such currency management may result in increased losses to the Fund. Similarly, if the Fund decreases its exposure to a currency and the currency's price rises, the Fund will lose the opportunity to participate in the currency's appreciation. Some currency prices may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Fund. Foreign investments which are not U.S. dollar denominated may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Securities Lending
To increase return on portfolio securities, the Fund may lend its portfolio securities on a short-term basis to banks, broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. The Fund will not lend portfolio securities in excess of 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Loans are made only to borrowers deemed by the Advisor to be of good standing however, and when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks.

Securities of Other Investment Companies
The Fund may invest in securities issued by other investment companies which invest in securities in which the Fund is permitted to invest. Under the 1940 Act, the Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

As a shareholder of another investment company, the Fund would bear along with other shareholders, its pro rata portion of the investment company's expenses, including advisory fees. In the case of closed-end investment companies, these expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Short-Selling
The Fund may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund is authorized to make short sales of securities or maintain a short position, provided that at all times when a short sale position is open the Fund owns an equal amount of such securities of the same issue as, and equal in amount to, the securities sold short. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund's net assets.

Year 2000 Problem
The Fund and its service providers depend upon the smooth functioning of their computer systems. Unfortunately, because of the way dates are encoded and calculated, many computer systems in use today cannot recognize the year 2000, but revert to 1900 or another incorrect date. Computer failures due to the year 2000 problem could negatively impact the handling of securities trades and pricing and account services.

The Fund's software vendors and service providers have assured the Fund that their systems will be adapted in sufficient time and avoid serious problems. There can be no guarantee, however, that all of their computer systems will be adapted in time. The Fund does not expect year 2000 conversion costs to be substantial for the Fund because those costs are borne by the Fund's vendors and service providers and not directly by the Fund.

Brokers and other intermediaries that hold shareholder accounts may still experience incompatibility problems. It is also important to keep in mind that year 2000 issues may negatively impact the companies in which the Fund invest and, by extension, the value of those companies' shares held by the Fund.

                                                        MANAGEMENT OF THE FUND

The Board of Trustees
The Company has a Board of Trustees that establishes the Fund's policies and supervises and reviews the management of the Fund. The day-to-day operations of the Fund are administered by the officers of the Company and by the Advisor pursuant to the terms of the Investment Advisory Agreement with the Fund. The Fund's Trustees review the various services provided by the Advisor to ensure that the Fund's general investment policies and programs are being properly carried out and that administrative services are being provided to the Fund in a satisfactory manner. Information pertaining to the Trustees and executive officers of the Trust is set forth below and can also be found in the Statement of Additional Information dated December 31, 1998.

Trustees and Officers

G. Paul Matthews
     President

Brian Stableford
     Treasurer

John H. Dracott
     Secretary and Trustee Emeritus

Richard K. Lyons
     Trustee

Robert K. Connolly
     Trustee

David FitzWilliam-Lay*
     Trustee

Norman W. Berryessa
     Trustee

* This Trustee is considered an "interested person" of the Funds as defined under the Act.

     The Investment Advisor The Advisor, which has its offices at 655 Montgomery Street, Suite 1438, San Francisco, California 94111, serves as the Fund's investment advisor and manager and is an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Advisor advises private and institutional accounts, which include both U.S. and non-U.S. investors. The Advisor was founded in 1991 by G. Paul Matthews to manage international portfolios for North American clients and to provide U.S. investments for non-U.S. clients. The Advisor specializes in Asian-Pacific investments and manages assets in a U.S. domiciled partnership, offshore funds and separate accounts. Total assets under management as of October 1, 1998 were $115 million. Mr. Matthews may be deemed to be a control person of the Advisor on the basis of his ownership of stock of the Advisor.

If Hambrecht and Convergent have acquired more than 25% ownership by the effective date: [In addition, Convergent Capital Management, Inc. ("Convergent") and the Hambrecht 1980 Revocable Trust ("Hambrecht") may be deemed to be control persons of the Advisor on the basis of each entity's ownership of stock of the Advisor. Convergent, a money management holding company that invests in investment management firms, currently owns interests in [six] affiliated firms with approximately $[5.5] billion in assets under management. Hambrecht is a revocable trust whose trustees and beneficiaries are William and Sarah Hambrecht.] OR If neither Hambrecht nor Convergent exceed 25% ownership by the effective date: [In addition, Convergent Capital Management, Inc. ("Convergent") and the Hambrecht 1980 Revocable Trust ("Hambrecht") have each made an equity investment in the Advisor and have the ability to purchase additional interests. Convergent, a money management holding company that invests in investment management firms, currently owns interests in [six] affiliated firms with approximately $[5.5] billion in assets under management. Hambrecht is a revocable trust whose trustees and beneficiaries are William and Sarah Hambrecht. The purchase of additional interests by either Convergent or Hambrecht could result in a change in control of the Advisor at some point in the future. The shareholders of each other Fund in the Company, at a meeting held on October 8, 1998, approved new investment advisory agreements to take effect upon the acquisition by Convergent or Hambrecht of more than 25% of the equity ownership of the Advisor, provided however, that the acquisition occurs within a reasonable time following shareholder approval. Upon the acquisition of more than 25% of the equity ownership of the Advisor, Convergent or Hambrecht or each of them, as the case may be, may be deemed to be control persons of the Advisor.] Other than the Company, the Advisor does not presently serve as investment advisor to any other investment companies in the United States.

The Fund has retained the Advisor to invest the Fund's assets, manage the Fund's business affairs and supervise its overall day-to-day operations. Pursuant to an investment advisory agreement with the Fund, the Advisor provides advice on buying and selling securities in accordance with the Fund's investment policies, limitations and restrictions. The Advisor also furnishes the Fund with office space and certain administrative and clerical services, and provides the personnel needed by the Fund with respect to the Advisor's responsibilities under the investment advisory agreement.

For providing investment advisory services, the Fund pays the Advisor a monthly fee calculated daily by applying an annual rate of 1.00% to the Fund's assets. While the advisory fee paid by the Fund is higher than that paid by most other investment companies, the fee is comparable to the fees paid by other investment companies with similar investment objectives and policies.

Fee Waivers and Expense Reimbursements
From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Fund without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio for the Fund and increasing the Fund's overall return to investors at the time any such amounts are waived and/or absorbed.

[As of _____,/For the first 12 months of operation,] the Advisor has voluntarily undertaken to reimburse Class I shares of the Fund for operating expenses in excess of ___%. Such fee reimbursement may be terminated at the discretion of the Advisor.]

When the Fund's net assets are not large enough to support all the various expenses without exceeding the total expense limitations set forth in the Prospectus, the Fund is considered to be in reimbursement mode for accounting purposes. This is when the Advisor is waiving/reimbursing part or all of the advisory fee and part or all of the operating expenses.

The Advisor may seek future reimbursement of any reduction made to its advisory fee within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and will appear as a footnote to the Fund's financial statement until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

     Portfolio Management Investment decisions for the Fund are made by a team of portfolio managers at Matthews International Capital Management, LLC, including G. Paul Matthews and Mark Headley. Mr. Matthews is responsible for overseeing all investments made by the Fund.

     Mr. Matthews is also General Partner and portfolio manager of the M.I.C. Asia-Pacific L.P. and responsible for the overall management of the Emerging Asian Strategies Fund and all other investment portfolios managed by Matthews International Capital Management, LLC.

Mark Headley joined Matthews International in April 1995 as Managing Director and as Senior Analyst on the investment team. He has 10 years of experience in the Asian Tiger markets. He was a member of the team which managed the first open-ended Asia ex-Japan fund, the Tyndall Newport Tiger Fund (now the Colonial Newport Tiger Fund) and was Vice President of Newport Pacific Management. In 1992, Headley moved to Hong Kong, where he served as a Director of Regent Fund Management. He returned in 1993 to join Litman/Gregory & Co. as Director of International Investments.

     Both Mr. Headley and Mr. Matthews travel extensively to Asia to conduct research relating to those markets.

ADMINISTRATION OF THE FUNDS

     The Underwriter First Data Distributors, Inc. ("FDDI"), 4400 Computer Drive, Westboro, Massachusetts 01581-5108, has been engaged as the underwriter of the shares of the Company pursuant to a written agreement. FDDI's duties include assisting in the sale of shares.

The Administrator, Fund Accounting and Pricing Agent
First Data Investor Services Group, Inc. ("Investor Services Group"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as administrator and provides fund accounting and pricing services to the Fund pursuant to an Investment Company Services Agreement. The services Investor Services Group provides to the Company include: the coordination and monitoring of any third parties furnishing services to the Fund; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Fund; preparing, filing and distributing proxy materials and periodic reports to shareholders, registration statements and other documents; and responding to shareholder inquiries and fund accounting and pricing services (including the daily calculation of the Fund's net asset value). Pursuant to this agreement, Investor Services Group receives a minimum fee of $40,000.

Expenses
Expenses attributable to the Fund and other series of the Company are allocated to each Fund based on relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Fund's Custodian, Administrator and Transfer Agent or other "service providers" including any shareholder servicing agents; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

Class-specific expenses will be borne solely by shareowners of such class or classes. Expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: distribution fee payments, printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Trustee fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency and/or shareholder servicing fees attributable to a specific class.

Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act, as amended.

The Custodian and Transfer Agent
The Bank of New York, 90 Washington Street, New York, New York 10286 is the custodian for the cash and securities of the Fund. Investor Services Group serves as the Fund's transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

                                                          PURCHASE OF SHARES

In General
Shares of the Fund may be purchased directly from the Fund at the net asset value next determined after receipt of the order in proper form by an agent of the Fund. There is no sales load or charge in connection with the purchase of Class I shares. The Fund's shares are offered for sale by FDDI, the Fund's underwriter, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903,
(800) 892-0382.

The minimum initial investment for the Fund is $2,500. Subsequent investments for the Fund will be accepted in minimum amounts of $250. The minimum initial investment for IRAs, 401(k), 403(b)(7) plans and other retirement plans is $500. Subsequent investments for any retirement plan is $50.

The Fund reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Advisor may waive the minimum initial investment requirement for any investor.

Purchase orders for shares of the Fund that are received by Investor Services Group or another designated agent in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders received after 4:00 p.m. Eastern time will be purchased at the next-determined net asset value determined the business day following receipt of the order.

Shares of the Fund may be purchased by mail, by wire, by telephone and through broker/dealers.

Purchases by Mail
Shares of the Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to the Fund, c/o 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Subsequent investments in an existing account in the Fund may be made at any time by sending a check payable to the Fund c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Please enclose the stub of your account statement and indicate the amount of the investment.

Checks will be accepted if drawn in U.S. currency on a domestic bank. Checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of the funds by the transfer agent, Investor Services Group. The Fund will not accept a check endorsed over by a third-party. A charge (minimum of $20) will be imposed if any check used for the purchase of Fund shares is returned unpaid. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment has been received.

Purchases by Wire
Investors who wish to purchase shares of the Fund by federal funds wire should first call the transfer agent at (800) 892-0382 to advise the transfer agent that you intend to make an investment by wire and to request an account number if establishing a new account. You must also furnish the Fund with your social security number or other tax identification number. Following notification to the transfer agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                                            UMB BANK KC NA
                                                           ABA # 10-10-00695
                                    FOR:FIRST DATA INVESTOR SERVICES GROUP, INC.
                                                           A/C 98-7037-071-9
                                      FBO "Matthews Japan Fund - Class I Shares"
                                           "SHAREHOLDER NAME AND ACCOUNT NUMBER"

For initial purchases, the shareholder should complete and mail the application with signature(s) of registrant(s) to the transfer agent subsequent to the initial wire. Investors should be aware that banks generally impose a wire service fee. The Fund will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Federal funds wires and other direct purchase orders received by Investor Services Group by 4:00 p.m., Eastern time and accompanied by check or wire, are confirmed by that day's public offering price. Direct purchase orders accompanied by check or wire received by Investor Services Group after 4:00 p.m., Eastern time, are confirmed at the public offering price determined on the following business day.

Purchases through Broker/Dealers
The Fund may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by the Fund. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the Fund. Shares of the Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. In some cases the Advisor may make supplemental payments to such financial intermediaries to reduce these fees. Such payment will be made out of the Advisor's monies and will not be expenses of the Fund. Such fees would not otherwise be charged if the shares were purchased directly from the Fund. In addition, the Advisor may make payments out of its own resources to dealers and other persons who distribute shares of the Fund.

Wire orders for shares of the Fund received by financial intermediaries prior to 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Orders received by financial intermediaries after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day.

Subsequent Investments
Once an account has been opened, subsequent purchases may be made by mail, bank wire, exchange, automatic investing or direct deposit. The minimum for subsequent investments for the Fund is $250. The minimum for subsequent investments for all retirement accounts is $50. When making additional investments by mail, simply return the remittance portion of a previous confirmation with your investment in the envelope provided with each confirmation statement. Your check should be made payable to the Fund and mailed to the Fund c/o First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903. Orders to purchase shares are effective on the day Investor Services Group receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Fund and Investor Services Group each reserve the right to reject any purchase order in whole or in part.

                                                          EXCHANGE OF SHARES

In General
Class I shares of any of the Fund may be exchanged for Class I shares of any of the other funds within the Company, provided such other shares may be sold legally in the state of the investor's residence.

Exchanges are subject to the minimum initial investment requirement for the Fund. Requests for telephone exchanges must be received by Investor Services Group by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on any day that the NYSE is open for regular trading. Shares may be exchanged by: (1) written request, or (2) telephone, if a special authorization form has been completed in advance and is on file with the transfer agent. A redemption fee may apply.

The exchange privilege is a convenient way to respond to changes in your investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. You may make exchanges by mail or by telephone if you have previously signed a telephone authorization on the application form. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares for any of the funds through an exchange transaction is accepted immediately. You should keep in mind that for tax purposes an exchange is treated as a redemption, which may result in taxable gain or loss, and a new purchase, each at net asset value of the appropriate fund. The Fund and Investor Services Group reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60 days' prior written notice to shareholders.

                                         REDEMPTION OF SHARES AND REDEMPTION FEE

In General
Shareholders may redeem their shares of the Fund on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. Such redemption proceeds may however, be reduced by the amount of any applicable redemption fee. See "Redemption Fee" below. The Fund normally sends redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $9.00 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by a designated agent prior to the close of regular trading hours on the NYSE on any business day that the Fund calculates their net asset value are effective that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No individual shareholder redemption will be processed until the transfer agent has received a completed application with respect to the account.

Shareholders who hold shares through a financial intermediary such as a broker should contact that financial intermediary.

The  Fund  will  satisfy  redemption  requests  in  cash to the  fullest  extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Fund to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Fund.

The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by order permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Fund not reasonably practicable.

Redemption by Mail
Shares may be redeemed by submitting a written request for redemption to Investor Services Group, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

A written request must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed; (iii) be signed by each registered owner exactly as the shares are registered; and (iv) identify the name of the Fund. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required for any of the following: (i) on all written redemptions requests over $100,000; (ii) if the proceeds (any amount) are to be paid to someone other than the registered owner(s) of the account; or (iii) if the proceeds are to be sent to any address other than the shareholder's address of record, pre-authorized bank account or brokerage firm account. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsement will not be accepted.

Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notarized signature will not be sufficient for the request to be in proper form. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 892-0382.

Redemption by Telephone
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the transfer agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent with a signature guarantee at the address listed under "Redemption by Mail," above.

The Fund reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

Shares of the Fund may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased from the Fund.

Redemption Fee
With certain exceptions, the Fund may impose a redemption fee of 2.00% on shares that are redeemed within ninety days of purchase. The charge will be assessed on an amount equal to the net asset value of the shares at the time of redemption. If imposed, the redemption fee is deducted from the redemption proceeds otherwise payable to the shareholder. The redemption fee is returned to the assets of the Fund.

Minimum Balances
Due to the relatively high cost of maintaining smaller accounts, the Fund reserves the right to make involuntary redemptions of shares in any account for their then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $2,500 due to redemptions but not market fluctuations. The shareholder will be notified that the value of his or her account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $2,500 before the redemption is processed.

Telephone Transactions
Shareholders who wish to initiate purchase or redemption transactions by telephone must first elect the option, as described above. Neither the Fund nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Fund and its transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Fund or its transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Fund may be liable for losses due to fraudulent or unauthorized instructions. Written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

                                                         SHAREHOLDER SERVICES

The following special services are available to shareholders. An investor may change or stop these plans at any time by written notice to the Fund.

Automatic Investing
The Fund offers an automatic monthly investment plan, details of which can be obtained from the transfer agent. Shareholders simply authorize the automatic withdrawal of funds from their bank account into the respective Fund. The minimum subsequent investment pursuant to this plan is $100 per month. The initial account must be opened first with the $2,500 minimum prior to participating in this plan. Please complete the appropriate section on the New Account Application enclosed with this Prospectus indicating the amount of the automatic investment and bank account information.

Retirement Plans
The Fund is available for investment by pension and profit sharing plans including Individual Retirement Accounts, 401(k) plans, and 403(b)(7) Retirement Plans through which investors may purchase Fund shares. For details concerning any of the retirement plans, please call the Funds at (800) 789-ASIA.

                                                            NET ASSET VALUE

The net asset value per share of the Fund is computed at least once per week; provided, however, that the net asset value shall be computed as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time on each business day on which the NYSE is open for business and the Fund shall have received one or more orders for the purchase or sale of shares of the Fund. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Fund's equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by or under direction of the Board of Trustees. Foreign securities are valued as of the close of trading on the primary exchange on which they trade.

The value is then converted to U.S. dollars using current exchange rates. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund net asset value on that day. If events that materially affect the value of the Fund's foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities held by the Fund may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Fund may be significantly affected on days when shareholders have no access to the Fund.

For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

                                                          DIVIDENDS AND TAXES

Dividends
The Fund will distribute its net investment income annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date.

Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Taxes
For its initial fiscal year, the Fund intends to elect and to qualify to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. Such qualification relieves the Fund of liability for Federal income taxes to the extent the Fund's earnings are distributed in accordance with the Code. To so qualify, among other requirements, the Fund will limit its investments so that, at the close of each quarter of its taxable year,
(i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

An investment in the Fund has certain tax consequences, depending on the type of account. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Fund, or if to the Fund's knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Fund is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisors for more specific information on the tax consequences of particular types of distributions.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax consequences between certain countries and the United States may reduce or eliminate such taxes. In addition, foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors.

                                                        PERFORMANCE INFORMATION

In General
Performance information such as yield or total return for the Fund may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. Since net investment return of the Fund changes in response to fluctuations in market conditions, interest rates and the Fund's expenses, however, any given performance quotation should not be considered representative of the Fund's performance for any future period. The value of an investment in the Fund's will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

Total Return
The Fund's total return is the change in value of an investment in the Fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

Yield
The current yield will be calculated by dividing the net investment income earned per share by the Fund during the period stated by the maximum net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis.

You may obtain current performance information about the Fund by calling the Fund at (800) 789-ASIA.

                                                          GENERAL INFORMATION

Organization
The Fund is a separate series of shares of Matthews International Funds, a Delaware business trust organized pursuant to a Trust Instrument dated April 8, 1994. The Company is registered under the 1940 Act, as amended, as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Company may establish additional series or classes of shares without the approval of shareholders. The assets of each series will belong only to that series, and the liabilities of each series will be borne solely by that series and no other.

Trustees and Officers
The Trustees of the Company have overall responsibility for the operations of the Fund. The Statement of Additional Information contains general background information about each Trustee and officer of the Trust. The officers of the Company who are employees or officers of the Advisor serve without compensation from the Fund.

Description of Shares
Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Voting Rights
A shareholder is entitled to one vote for each full share held (and fractional vote for each fractional share held). All shares of the Fund participate equally in dividends, distributions, and liquidations with respect to the Fund. Shareholders do not have preemptive, conversion or cumulative voting rights.

Shareholder Meetings
The Trustees of the Company do not intend to hold annual meetings of shareholders of the Fund. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the Fund. In addition, subject to certain conditions, shareholders of the Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument
Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

Shareholder Servicing Agents
The Fund may enter into Shareholder Servicing Agreements with one or more unaffiliated Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customer, among other things: answer customer inquiries regarding account history and purchase and redemption procedures; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Fund, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Fund; receive, tabulate and transmit to the Fund proxies executed by shareholders with respect to meetings of shareholders of the Fund; and provide such other related services as the Fund or a shareholder may request. For these services, a Shareholder Servicing Agent receives fees to cover its out of pocket and operating costs to provide these services, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund represented by shares owned during the period for which payment is made. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

Shareholder Reports and Inquiries
Shareholders will receive annual financial statements which are examined by the Fund's independent accountants, as well as unaudited semiannual financial statements. Shareholder inquiries should be addressed to the respective Fund c/o Matthews International Funds, 655 Montgomery Street, Suite 1438, San Francisco, CA 94111, (800) 789-ASIA.

                                                               APPENDIX

Bond Ratings

     Moody's Investors Service, Inc. ("Moody's") describes classifications of corporate bonds as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation ("S&P") describes classification of corporate and municipal debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

     C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC - debt rating.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

BOARD OF TRUSTEES
Richard K. Lyons
Robert K. Connolly
David FitzWilliam-Lay
Norman W. Berryessa

OFFICERS
G. Paul Matthews - President
John H. Dracott - Secretary; Trustee Emeritus
Brian Stableford - Treasurer

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
655 Montgomery Street, Suite 1438
San Francisco, CA  94111
(800) 789-ASIA

UNDERWRITER
First Data Distributors, Inc.
4400 Computer Drive
Westboro, MA 01581-5108

SHAREHOLDER SERVICES
First Data Investor Services Group, Inc.
3200 Horizon Drive
P.O. Box 61503
King of Prussia, PA 19406-0903
(800) 892-0382

CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP
345 California Street
San Francisco, CA 94104-2635

AUDITORS
Ernst & Young LLP
555 California Street, Suite 1700
San Francisco, CA 94104

For Additional Information about the Matthews International Funds call:
(800) 789-ASIA

                                                  MATTHEWS INTERNATIONAL FUNDS
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          MATTHEWS JAPAN FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             STATEMENT OF ADDITIONAL INFORMATION

                                                           December 31, 1998

This Statement of Additional Information provides supplementary information pertaining to shares representing interest in one investment portfolio of Matthews International Funds -- Matthews Japan Fund. Matthews Japan Fund offers a single class of shares, Class I shares for institutional investors. This Statement of Additional Information dated December 31, 1998 is not a prospectus and should be read in conjunction with the Prospectus for Class I shares dated December 31, 1998. No investment in shares should be made without first reading the Prospectus. A copy of the Prospectus may be obtained without charge from the Company at the addresses and telephone numbers below.

Underwriter:                                Advisor:
First Data Distributors, Inc. Matthews International Capital Management, LLC
("FDDI") 4400 Computer Drive   (the "Advisor") 655 Montgomery Street, Suite 1438
Westboro, MA 01581-5108                              San Francisco, CA 94111
(800) 892-0382                                                (800) 789-ASIA


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its Distributor. The Prospectus does not constitute an offering by the Company or by the Distributor in any jurisdiction in which such offering may not lawfully be made.



                                                           TABLE OF CONTENTS
                                                                                                          Page
THE FUND...........................................................................................

INVESTMENT POLICIES AND TECHNIQUES.................................................................

RISKS RELATED TO LOWER RATED DEBT SECURITIES.......................................................

INVESTMENT RESTRICTIONS............................................................................

TRUSTEES AND OFFICERS..............................................................................

INVESTMENT ADVISORY AND OTHER SERVICES.............................................................

     Investment Advisory Agreement.................................................................
     The Administrator.............................................................................
     The Underwriter...............................................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE...............................................................

PORTFOLIO TURNOVER.................................................................................

DETERMINATION OF NET ASSET VALUE...................................................................

TAXES..............................................................................................

PERFORMANCE INFORMATION............................................................................

OTHER INFORMATION..................................................................................




                                                               THE FUND

Matthews International Funds, 655 Montgomery Street, Suite 1438, San Francisco, California 94111, is an open-end investment company which currently offers five separate investment series designed to offer investors a variety of investment opportunities. Each series involves distinct investment objectives and policies. Matthews Japan Fund (the "Fund") is further described in this Statement of Additional Information.


                                             INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectus concerning the investment policies of the Fund. Except as otherwise stated below or in the Prospectus, the Fund may invest in the portfolio investments included in this section. A description of applicable credit ratings is set forth in the Appendix to the Prospectus.

The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders of the Fund.

Loans of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers and financial institutions, although at the present time they have no intention of lending portfolio securities in the foreseeable future. The Fund may lend portfolio securities provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Funds may call the loan at any time and receive the securities loaned; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by a Fund will not at any time exceed 33% of the total assets of such Fund.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Fund will only enter into portfolio loans after a review by the Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Repurchase Agreements
The Fund may enter into repurchase agreements to earn income although there is no current intention to do so in the foreseeable future. The Fund may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Fund's Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the Fund may invest directly.

Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. The Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days. The Fund must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

The repurchase price under the repurchase agreements generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). The financial institutions with whom the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Fund may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Fund, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements but it does not currently have the intention of doing so in the foreseeable future. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account cash, U.S. Government securities or other liquid, high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase such securities.

Securities of Other Investment Companies
The Fund may invest in the securities of other investment companies and currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

Illiquid Securities
The Board of Trustees has delegated the function of making day to day determinations of liquidity to Matthews International Capital Management, LLC, pursuant to guidelines reviewed by the Board of Trustees. Matthews International Capital Management, LLC, will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board of Trustees.

Rule 144A Securities
The Fund may invest in securities that are exempt under Rule 144A from the registration requirements of the Securities Act of 1933. Those securities, purchased under Rule 144A, are traded among qualified institutional investors and are subject to a Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Fund will limit its investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 15% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Fund's Board of Trustees.

Convertible Securities
The Fund may invest in convertible securities of Japan as well as the United States. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Fixed-Income Securities
All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions Although the Fund may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed-delivery basis, the Fund does not have the current intention of doing so in the foreseeable future. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund's average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Fund's custodian will maintain in a segregated account: cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Short-Selling
The Fund may make short sales. The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund's net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or U.S. Government securities required to be deposited as collateral with the broker in connection with the short sale. This segregated account will be marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

Other Investments
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                                                        HEDGING AND DERIVATIVES

Futures Transactions
Although the Fund may engage in futures transactions for the purchase or sale for future delivery of securities, the Fund does not have the current intention of doing so in the foreseeable future. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Restrictions on the Use of Futures Contracts
The Fund may enter into futures contracts provided that such obligations represent no more than 20% of a Fund's net assets. Under the Commodity Exchange Act, the Fund may enter into futures transactions for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin do not exceed 5% of a Fund's net assets. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

Foreign Currency Hedging Strategies -- Special Considerations
Although the Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated, the Fund does not currently intend to use such hedging strategies in the foreseeable future. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

Forward Currency Contracts
A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. The Fund also may use forward currency contracts for "cross-hedging." Under this strategy, the Fund would increase its exposure to foreign currencies that the Advisor believes might rise in value relative to the U.S. dollar, or the Fund would shift its exposure to foreign currency fluctuations from one country to another.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Limitations on the Use of Forward Currency Contracts
The Fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (2) the Fund maintains cash, U.S. Government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

Options
The Fund may buy put and call options and write covered call and secured put options but have no current intention of actively engaging in such transactions. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

Purchasing Call Options
The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 10% of the Fund's total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Fund may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Covered Call Writing
Although the Fund may write covered call options from time to time on such portions of their portfolios, the Fund does not have the current intention of doing so in the foreseeable future. The Fund may write covered call options, without limit, as the Advisor determines is appropriate in pursuing the Fund's investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Fund's obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options
Although the Fund may invest up to 10% of its total assets in the purchase of put options, the Fund does not have the current intention of doing so in the foreseeable future. The Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options
Although the Fund may also write put options on a secured basis, the Fund does not have the current intention of doing so in the foreseeable future. Writing put options on a secured basis means that each Fund will maintain in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Foreign Currency Transactions
Although the Fund values its assets daily in U.S. dollars, it is not required to convert its holdings of foreign currencies to U.S. dollars on a daily basis. The Fund's foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Fund could suffer a loss of some or all of the amounts deposited. The Fund may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread," which is the difference between the prices at which the dealers are buying and selling foreign currencies.

RISKS RELATED TO LOWER RATED DEBT SECURITIES

Debt securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P") (commonly referred to as "junk bonds") are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. There can be no assurance that the Fund would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which the Fund could sell a security at its perceived value) of lower-rated securities held by the Fund, especially in a thinly traded foreign market.

To the extent that an established secondary market does not exist and a particular lower-rated debt security is thinly traded, that security's fair value may be difficult to determine because of the absence of reliable objective data. As a result, the Fund's valuation of the security and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market.

The credit ratings of S&P and Moody's are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. These ratings are available as an Appendix to the Fund's Prospectus. Also, credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Advisor may perform its own analysis of issuers in selecting investments for the Fund. The Advisor's analysis of issuers may include, among other things, historic and current financial condition and current and anticipated cash flows.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting shares (as defined in the Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Fund and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVE AND POLICIES" and "INVESTMENT STRATEGIES" in the Prospectus, the Fund may not:

      (1) As to 75% of the total assets of the Fund purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase more than 5% of the value of the Fund's total assets would be invested in securities of such issuer;

      (2) Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases;

      (3) Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

      (4) [Make investments in securities for the purpose of exercising control;]

     (5) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

      (6) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin (notwithstanding the foregoing, the Fund may make short sales, but no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund's net assets);

      (7) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund's investment objective and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

     (8) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund's total assets;

     (9) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (10) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933;

     (11) [Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the prospectuses; and ]

     (12) [Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.]



                                                         TRUSTEES AND OFFICERS

Information pertaining to the Trustees and executive officers of the Company is set forth below and further detailed in the Prospectuses.

                                                                                                 Aggregate           Total
                                                                                                 Compensation    Compensation
                                                                                                 From Trust       From Trust
                                                    Principal                                    for Fiscal        and Fund Complex
Name, Address                       Held with       During Past Five                             Year Ended         Paid to
and Age                             Registrant      Years                                        Aug. 31, 1998     Trustees
-------------------------           --------------  ------------------------                     -------------     ----------

Richard K. Lyons              [  ]  Trustee                            Professor, Haas School        $5,000           $5,000
University of California                                               of Business since
350 Barrows Hill                                                       1995; Assistant
Berkeley, CA 94720                                                     Professor 1993-1995.

Robert K. Connolly           [  ]   Trustee                            Retired; Until Aug.           $5,000               $5,000
P.O. Box 94                                                            1990, Institutional
Sonoma, CA 95476                                                       Sales Manager and
                                                                       Securities Analyst for
                                                                       Barrington Research
                                                                       Associates.

David FitzWilliam-Lay*  [  ]        Trustee                            Director, USDC                $0                    $0
26 Chalfont House,                                                     Investment Trust PLC &
19 Chesham Street                                                      Berry Starquest PLC.
London SWIX 8NG                                                        Retired in 1993 after
United Kingdom                                                         32 yrs. as Chairman
                                                                       of GT Mgmt, PLC.

Norman W. Berryessa       [  ]       Trustee                           Independent                   $5,000             $5,000
100 Bush Street                                                        Contractor, Emmett
Suite 1000                                                             Larkin Co., Inc.,
San Francisco, CA 94109                                                since 1983; President
                                                                       & CEO of Gallegoes
                                                                       Institutional
                                                                       Investors, Inc. from
                                                                       1990 to 1994.

G. Paul Matthews*            [  ]   President                          Chief Investment                N/A               N/A
655 Montgomery Street                                                  Officer of Matthews
Suite 1438                                                             International Capital
San Francisco, CA 94111                                                Management since 1991.

John H. Dracott*            [  ]    Secretary;                         International mutual           N/A               N/A
655 Montgomery Street               Trustee                            fund consultant since
Suite 1438                          Emeritus                           1991.
San Francisco, CA






                                                                                Aggregate           Total
                                                                                Compensation    Compensation
                                                                                From Trust       From Trust
                                                       Principal                for Fiscal         and
                                    Position(s)        Occupation                                Fund Complex
Name, Address                       Held with          During Past Five         Year Ended        Paid to
and Age                             Registrant         Years                    Aug. 31, 1998     Trustees
-------------------------           --------------  ------------------------    -------------    -------------



Brian Stableford* [  ]               Treasurer          Chief Operating              $0             $0
655 Montgomery Street                                   Officer, Matthews
Suite 1438                                              International Capital
San Francisco, CA 94111                                 Management, since
                                                        1994; prior thereto,
                                                        Mitubishi Global Custody.

* These Trustees and officers are considered "interested persons" of the Fund as defined under the Act.

The Trustees of the Fund receive a retainer of $4,000 per year, plus $250 per meeting and expenses for each meeting of the Board of Trustees they attend. However, no officer or employee of Matthews International Capital Management, LLC receives any compensation from the Funds for acting as a Trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement
The advisory services provided by the Advisor and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, the Advisor may from time to time voluntarily waive its advisory fees with respect to the Fund. In addition, if the total expenses borne by the Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Advisor will bear the amount of such excess to the extent required by such regulations. The Advisor has agreed to waive its advisory fee in an amount equal to the total expenses of the Fund for any fiscal year which exceeds the permissible limits applicable to the Fund in any state in which its shares are then qualified for sale. The Advisor may seek future reimbursement of any reduction made to its advisory fee within the three-year period following such reduction, subject to the Funds ability to effect such reimbursement and remain in compliance with applicable expense limitations.

Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or the Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Under the terms, the Advisory Agreement will continue from year to year thereafter, provided continuance of the Advisory Agreement is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund or by the Trustees of the Fund. The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund on 60 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of an assignment.

Under the Advisory Agreement, the Fund pays the following expenses: (1) the fees and expenses of the Company's disinterested Trustees; (2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's custodian, Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Fund's portfolio securities and of pricing the Fund's shares; (11) expenses of maintaining the Company's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and
(13) fees and expenses of membership in industry organizations.

The ratio of the Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Fund generally are higher than the comparable expenses of such other funds.

General expenses of the Company (such as costs of maintaining corporate existence, legal fees, insurance, etc.) and expenses shared by the Funds in the Company will be allocated among the Funds in the Company on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund or Class, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

The Administrator
First Data Investor Services Group, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (the "Administrator"), provides certain administrative services to the Company pursuant to an Investment Company Services Agreement (the "Services Agreement"). The administrator receives a minimum fee of $40,000.

Under the Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Fund;
(2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all Federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and arranges for the filing of such registration statements and other documents with the SEC and other Federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Company for their approval invoices or other requests for payment of the Fund's expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Company or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

As compensation for services performed under the Services Agreement, the Administrator receives a fee payable monthly at an annual rate (as described in the Prospectus) multiplied by the average daily net assets of the Company.

The Underwriter
FDDI acts as an underwriter of the Fund's shares and assists in the continuous offering of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Company's Trustees.

In this regard, FDDI has agreed at its own expense to qualify as a broker-dealer under all applicable Federal or state laws in those states which the Company shall from time to time identify to FDDI as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

FDDI is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

                                           PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor is responsible for decisions to buy and sell securities for the Fund and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed-income securities and many equity securities in which the Fund invests are traded in over-the-counter markets. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon.

The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Fund. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, order of call, offering to the Advisor on-line access to computerized data regarding the Fund's accounts, and other matters involved in the receipt of brokerage services generally. The Advisor may also purchase from a broker or allow a broker to pay for certain research services, economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data and on-line pricing and news service and periodical subscription fees. The Advisor may pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these research services. In such a case, however, the Advisor will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or the Advisor's overall responsibilities to the portfolios over which Advisor exercises investment authority. Research services furnished by brokers through whom the Advisor intends to effect securities transactions may be used in servicing all of the Advisor's accounts; not all of such services may be used by the Advisor in connection with accounts which paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, the Advisor will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The Advisor will attempt to equitably allocate portfolio transactions among the Fund and other accounts whenever concurrent decisions are made to purchase or sell securities by the Fund and other accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Fund and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

PORTFOLIO TURNOVER

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.

The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

                                               DETERMINATION OF NET ASSET VALUE

A more complete discussion of the Fund's determination of net asset value is contained in the Fund's Prospectus. Generally, the net asset value of the Fund will be determined at least once per week; provided, however, that the net asset value shall be computed as of the close of regular trading on each business day the New York Stock Exchange is open for business and the Fund shall have received one or more orders for the purchase or sale of shares of the Fund. The Fund does not determine net asset value on days that the New York Stock Exchange is closed and at other times described in the respective Prospectus. The New York Stock Exchange is closed on New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Trading in securities on Japanese securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, Japanese securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days the New York Stock Exchange is open and therefore the Fund's net asset value is not calculated.

The calculation of the Fund's net asset values may not take place contemporaneously with the determination of the prices of portfolio securities held by the Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the Fund's shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

[Portfolio securities for the Fund which are traded on the Japanese exchanges are valued at the most recent sale price reported on the exchange. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bids and asked quotations, the most recent bid quotation is used. All other securities are valued at fair value as determined in good faith by the Board of Trustees.]

TAXES

In General
The Fund intends to elect and to qualify as soon as possible, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent the Fund qualifies for treatment as a regulated investment company, it will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of the Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Fund during October, November or December to shareholders of record during such months and paid by January 3 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to Federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Fund. Dividends paid by the Fund may qualify in part for the dividends received deduction for corporations.

The Fund will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which qualify for the corporate deduction.

Foreign Taxes
Foreign governments may withhold taxes from dividends or interest paid with respect to foreign securities typically at a rate between 10% and 35%. Tax conversions between certain countries and the United States may reduce or eliminate such taxes. The Fund intends to elect to pass-through foreign taxes paid in order for a shareholder to take a credit or deduction if, at the close of its fiscal year, more than 50% of the Fund's total assets are invested in securities of foreign issuers.

Options, Futures and Foreign Currency Transactions
When the Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by them is included in the Fund's accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by the Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for Federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Fund are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable Federal tax consequences of an investment in the Fund. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to Federal, state and local taxes.

     The foregoing discussion relates solely to U.S. Federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). PERFORMANCE INFORMATION

In General
From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

Total Return Calculation
The Fund computes its average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment.

This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                                    ERV = P(1 + T)(n)

     Where: ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

   ...........................P     = hypothetical initial payment of $1,000.
   ...........................n     = period covered by the computation,
                                      expressed in terms of years.
   ...........................T     = average annual total return.

The Fund computes its aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                    Aggregate Total Return = [ ERV - 1 ]
                                                                  P

Where:   ERV   = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.
         P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Fund should not be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

Yield Calculation
Yield, in its simplest form, is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. The yield of the Fund is calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:
                                                                       6
                                                YIELD = 2 [ (a - b + 1)  - 1 ]
                                                             -----
                                                              cd

Where:     a     = dividends and interest earned during the period.
           b     = expenses accrued for the period (net of reimbursements).
           c     = the average daily number of shares outstanding during the period that were entitled to receive
                   dividends.
          d    = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by the Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by a Fund is calculated by computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by the Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

Performance and Advertisements
From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

The Fund may compare its performance to a wide variety of indices including the Tokyo Stock Price Index (TOPIX), a market capitalization weighted index of over 1100 stocks traded in the Japanese market.

In assessing such comparisons of yield, return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Fund, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures.

Because the Fund's investments primarily are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests. Sources for such statistics may include official publications of various foreign governments, exchanges, or investment research firms.

OTHER INFORMATION

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part. Each such statement is qualified in all respects by such reference.

Custodian
The Bank of New York, 90 Washington Street, New York, New York 10286 is custodian of the Company's assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of the Fund (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

Independent Auditors
Ernst & Young LLP, 555 California Street, Suite 1700, San Francisco, CA 94101 has been selected as the independent auditor for the Company. Ernst & Young LLP provide audit services and assistance and consultation with respect to regulatory filings with the SEC.
The books of the Fund will be audited at least once each year by Ernst & Young LLP.

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Fund may be directed to the Advisor at (800) 789-ASIA.

                                                     Part C -- OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                                    MATTHEWS INTERNATIONAL FUNDS
                                                               Form N-1A

                                                      Part C - Other Information


Item 24.       Financial Statements and Exhibits

            (a)   Financial Statements Included in Part A:
                        Not Applicable


                  Financial Statements Included in Part B:
                        Not Applicable

            (b)   Exhibits filed pursuant to Form N-1A:

                  (1) Charter. Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                  (2)   By-Laws. By-Laws are incorporated herein by reference to
                        and  was  filed   electronically   with   Post-Effective
                        Amendment No. 5 on December 27, 1996.

                  (3)   Voting Trust Agreement.  Not Applicable.

                  (4) Instruments defining the rights of holders of the securities. Not Applicable. Registrant proposes to maintain investments as non-certificated book entry shares

                  (5)   Investment Advisory Contracts.

                        (a) Investment Advisory Agreement for Matthews Pacific Tiger Fund with Matthews International Capital Management, effective September 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (b) Investment Advisory Agreement for Matthews Asian Growth and Income Fund (formerly Matthews Asian Convertible Securities Fund) with Matthews International Capital Management, effective September 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.


                        (c) Investment Advisory Agreement for Matthews Korea Fund with Matthews International Capital Management, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.


                        (d) Investment Advisory Agreement for Matthews Dragon Century China Fund with Matthews International Capital Management, effective December 22, 1997 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.


                        (e) Form of Investment Advisory Agreement for Matthews Japan Fund with Matthews International Capital Management is filed herewith.

                        (f) Research and Advisory Agreement between Matthews International Capital Management, Inc. and Daewoo Capital Management Co., Ltd., effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                  (6)   Underwriting Contracts:

                        (a) Underwriting Agreement for Matthews International Funds with FPS Broker Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (b) Amended Underwriting Agreement adding Matthews Korea Fund, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (c) Amended Underwriting Agreement adding Matthews Dragon Century China Fund effective November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.


                        (d) Form of Amendment to Underwriting Agreement adding Matthews Japan Fund, effective December 29, 1998 is filed herewith.


                        (e)  Form  of   Underwriting   Agreement   for  Matthews
                             International Funds with First Data Distributors, Inc., effective January 1, 1999 is filed herewith.

                  (7) Bonus, profit sharing, pension or other similar contracts. Not Applicable.

                  (8)   Custodian Contracts:

                        (a) Custody Administration Agreement for Matthews International Funds with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (b) Amended Custody Agreement adding Matthews Korea Fund, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (c) Custodial Services Agreement for Matthews International Funds with Citibank, N.A., effective August 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 4 on December 29, 1995.

                        (d) Custodial Services Agreement for Matthews International Funds on behalf of Matthews Korea Fund with Citibank, N.A., effective October 15, 1994 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 4 on December 29, 1995.

                        (e) Custody Agreement with The Bank of New York, effective June 1, 1995 is incorporated herein by reference to and was electronically filed with Post-Effective Amendment No. 4 on December 29, 1995.

                  (9) Other material contracts not made in the ordinary course of business.

                        (a)(i) Transfer  Agent  Services  Agreement for Matthews
                               International Funds with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                          (ii) Amended Transfer Agent Services  Agreement adding
                               Matthews Korea Fund, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (b)(i) Administration     Agreement     for     Matthews
                               International Funds with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                          (ii) Amended Administration  Agreement adding Matthews
                               Korea Fund, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (c)(i) Accounting   Services   Agreement   for  Matthews
                               International Funds with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                          (ii) Amended  Accounting   Services  Agreement  adding
                               Matthews Korea Fund, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (d)(i) Investment   Company   Services   Agreement   for
                               Matthews International Funds with FPS Services, Inc., effective October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.


                          (ii) Amendment   to   Investment    Company   Services
                               Agreement adding new series and new classes for Matthews Pacific Tiger Fund and Matthews Korea Fund, effective November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.


                          (iii)Form of  Amendment  to  Investment  Company
                               Services  Agreement  adding  Matthews  Japan
                               Fund is filed herewith.


                  (10)  (a)  Consent of Counsel.  Not Applicable.

                        (b) See Opinion of Counsel filed as attachment to Registrant's Rule 24f-2 Notice filed October 29, 1996, and incorporated herein by reference.

                        (c) Opinion of Counsel as to the legality of shares being offered by the Matthews Japan Fund is filed herewith.


                  (11) Copies of any other opinions, appraisals or rulings.

                        (a)  Consent of Independent Auditors.  Not Applicable.

                  (12) All financial statements omitted from Item 23. Not Applicable.

                  (13) Agreements or understandings made in consideration for providing the initial capital between or among the Registrant. Not Applicable.

                  (14) Model plan used in establishment of any retirement plan in conjunction with which
                        Registrant offers its securities.  Not Applicable.

                  (15) Plan entered into by Registrant pursuant to Rule 12b-1 Not Applicable.

                  (16) Schedule for Computation of Performance Quotations. Not Applicable.

                  (17)  Electronic Filers.  None.


                  (18)  Power of Attorney is filed herewith.

Item 25.      Persons Controlled by or under Common Control with Registrant

                  None

Item 26.      Number of Holders of Securities as of September 30, 1998:

                  Matthews Pacific Tiger Fund - Class A                     6
                  Matthews Pacific Tiger Fund - Class I                   1,068
                  Matthews Asian Growth and Income Fund                     149
                    (formerly Matthews Asian Convertible
                     Securities Fund)
                  Matthews Korea Fund - Class A                             80
                  Matthews Korea Fund - Class I                           1,983
                  Matthews Dragon Century China Fund                        68
                  Matthews Japan Fund                                       0

Item 27.      Indemnification

                  Section 10.2 of the Registrant's Trust Instrument provides as follows:

                  10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

                  Section 10.3 of the Registrant's Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification  of shareholders  of the  Registrant.  Section
                  10.3 states as follows:

                  10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

                  In  addition,   Registrant   currently  has  a  trustees'  and
                  officers' liability policy covering certain types of errors and omissions.

Item 28.      Business and Other Connections of Advisor and Korean Advisor:

                  Matthews International Capital Management, LLC provides investment advisory services to individual and institutional investors, and as of October 1, 1998 had approximately $115 million in assets under management.

                  For  information  as  to  any  other  business,   vocation  or
                  employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-39520) filed by it under the Investment Advisers Act of 1940.

                  Daewoo International Capital Management, Ltd. (the "Korean Advisor") was organized in February 1988 under the laws of the Republic of Korea. The Korean Advisor is wholly owned by Daewoo Securities Co., Ltd., Daewoo Securities Building, 34-3 Yoido-dong, Yungdungpo-gu, Seoul, Korea, the largest Korean securities firm in terms of paid-in capital and revenues in 1992. Daewoo Securities Co., Ltd. is affiliated with Daewoo Corporation, a conglomerate headquartered in Seoul, Korea. Daewoo Corporation and certain affiliates of Daewoo Corporation own approximately 12% of Daewoo Securities Co., Ltd. For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's Korean Advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-32282) filed by it under the Investment Advisers Act of 1940.

Item 29.      Principal Underwriter

                  (a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                               The Bjurman Funds
                               The Govett Funds, Inc.
                               IAA Trust Growth Fund, Inc.
                               IAA Trust Asset Allocation Fund, Inc.
                               IAA Trust Tax Exempt Bond Fund, Inc.
                               IAA Trust Taxable Fixed Income Series Fund, Inc. Matthews International Fund
                               McM Funds
                               Metropolitan West Funds
                               Polynous Trust
                               Smith Breeden Series Fund
                               Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                               The Sports Funds Trust
                               Stratton Growth Fund, Inc.
                               Stratton Monthly Dividend Shares, Inc.
                               The Stratton Funds, Inc.
                               Trainer Wortham First Mutual Funds

                  (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                                               Position                          Position and
            Name and Principal                 and Offices                       Offices with
            Business Address                   with Underwriter                  Registrant

            Kenneth J. Kempf                   Director and President             Director
            3200 Horizon Drive
            King of Prussia, PA 19406-0903

            Lynne M. Cannon                          Vice President                Director
            3200 Horizon Drive                       and Principal
            King of Prussia, PA 19406-0903

            Rocco C. Cavalieri                       Director and                  None
            3200 Horizon Drive                       Vice President
            King of Prussia, PA 19406-0903

            Gerald J. Holland                        Director, Vice President      None
            3200 Horizon Drive                       and Principal
            King of Prussia, PA 19406-0903

            Sandra L. Adams                          Assistant Vice President      None
            3200 Horizon Drive                       and Principal
            King of Prussia, PA 19406-0903

            Carolyn F. Mead, Esq.                    Secretary                         None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903

            John H. Leven                            Treasurer                         None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903

            Bruno DiStefano                          Principal                         None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903

James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FinDaSub, Inc., the parent of the Underwriter.


            (c)   Not Applicable.

Item 30.      Location of Accounts and Records

                  All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Fund's Investment Advisor, Matthews International Capital Management, LLC, 655 Montgomery Street, Suite 1438, San Francisco, CA 94111, except for those maintained by the Fund's Custodian, The Bank of New York, and the Fund's Administrator, Transfer Agent and Fund Accounting Services Agent, First Data Investor Services Group, Inc., 3200 Horizon Drive, King of Prussia, 19406-0903.

Item 31.      Management Services

                  There  are  no   management-related   service   contracts  not
discussed in Part A or Part B.

Item 32.      Undertakings

                  (a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  (b) Registrant hereby undertakes to furnish a copy of the Registrant's most recent Annual Report, upon request and without charge, to every person for whom a Prospectus is delivered.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 9 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 16th day of October 1998.

                                                Matthews International Funds
                                                Registrant

                                                By    /s/   G. Paul Matthews*
President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Matthews International Funds has been signed below by the following persons in the capacities and on the date indicated.


Signature                                            Capacity                                Date



/s/ G. Paul Matthews*                                As President and                        October 16, 1998
-------------------------------
G. Paul Matthews                                     Principal Executive Officer

/s/ Brian Stableford*                                As Treasurer                            October 16, 1998
-----------------------------
Brian Stableford

/s/ John Dracott*                                    As Secretary                            October 16, 1998
-------------------------------
John Dracott

/s/ Robert K. Connolly*                              As Trustee                              October 16, 1998
-------------------------------
Robert K. Connolly

/s/ Richard K. Lyons*                                As Trustee                              October 16, 1998
-------------------------------
Richard K. Lyons

/s/ David FitzWilliam-Lay *                          As Trustee                              October 16, 1998
-----------------------------
 David FitzWilliam-Lay

/s/ Norman W. Berryessa *                            As Trustee                              October 16, 1998
------------------------------
Norman W. Berryessa





* By: /s/ Coleen Downs Dinneen,
  as Attorney-in-Fact and Agent
  pursuant to Power of Attorney


                                                  MATTHEWS INTERNATIONAL FUNDS
                                                 Index to Exhibits to Form N-1A


Exhibit                                                            Sequentially
Number            Description of Exhibit                           Numbered Page

99.B(5)(e)        Form of Investment Advisory Agreement

99.B(6)(d)        Form of Amendment to Underwriting Agreement

99.B(6)(e)        Form of Underwriting Agreement

99.B(9)(d)(iii)   Form of Amendment to Investment Company Services Agreement

99.B(10)(c)       Opinion of Counsel

99.B(18)          Power of Attorney